Accounts Payable	6 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
Accounts Payable

Note 13. Accounts Payable

	As of December 31, 2024	As of June 30, 2024
Long term account payable with BIOX (i)	2,201,070	7,600,000
Total Accounts payable – Non Current	$2,201,070	$7,600,000

On June 14, 2024, Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed an agreement under which BIOX sold 15,000 tons of HB4 soybean to Moolec Science SA for an amount of USD 6,600,000 payable in 2026. Later, on September 15, 2024 such payables were exchanged for a convertible note (see note 17). Additionally, on June 29, 2024, Moolec Science SA entered into aTechnology Access License Agreement with BIOX for molecular farming purposes for USD 1,000,000, granting Moolec Science SA the right to use BIOX’s HB4 technology for a period of 5 years

On December 30, 2024, Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed and additional agreement under which BIOX sold 4,000 tons of soybean to Moolec Science SA for an amount of USD 1,201,070 payable in 2026.

	As of December 31, 2024	As of June 30, 2024
Accruals	1,489,478	1,351,057
Trade payables	1,027,591	873,534
Related parties (i)	547,446	568,835
Transaction expenses payable	69,095	621,260
Total Accounts payable – Current	$3,133,610	$3,414,686

(i)	The details of the related parties payables are included in Related Party (see note 23)